CONSOLIDATING FINANCIAL STATEMENTS OF PBF HOLDINGS (Balance Sheet) (Details) - USD ($)	Sep. 30, 2016	Dec. 31, 2015	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jun. 30, 2010
Current assets:
Cash and cash equivalents	$ 519,375,000	$ 914,749,000	$ 369,421,000	$ 218,403,000	$ 76,970,000	$ 254,291,000
Accounts receivable	649,657,000	454,759,000		551,269,000
Accounts receivable - affiliate	3,041,000	3,438,000		3,223,000
Inventories	1,845,595,000	1,174,272,000		1,102,261,000
Prepaid expense and other current assets	55,090,000	33,701,000		32,157,000
Due from related parties	0	0		0
Total current assets	3,072,758,000	2,580,919,000		1,907,313,000
Property, plant and equipment, net	2,659,383,000	2,211,090,000		1,806,060,000
Investment in subsidiaries	0	0		0
Investment in equity method investee	176,267,000	0
Deferred charges and other assets, net	449,271,000	290,713,000		300,389,000
Due from related party - long term		0
Total assets	6,357,679,000	5,082,722,000		4,013,762,000
Current liabilities:
Accounts payable	367,829,000	314,843,000		335,182,000
Accounts payable	31,746,000	23,949,000		11,630,000
Accrued expenses	1,521,488,000	1,117,435,000		1,129,970,000
Current portion of long-term debt	0	0		0
Deferred tax liabilities	27,989,000	0
Deferred revenue	12,072,000	4,043,000		1,227,000
Due to related parties	0	0		0
Total current liabilities	1,961,124,000	1,460,270,000		1,478,009,000
Delaware Economic Development Authority loan	4,000,000	4,000,000		8,000,000			$ 20,000,000
Long-term debt	1,794,367,000	1,236,720,000		712,221,000
Intercompany notes payable	470,165,000	470,047,000		122,264,000
Deferred tax liabilities	25,721,000	20,577,000		0
Other long-term liabilities	213,635,000	69,824,000		62,752,000
Due to related party - long term		0
Total liabilities	4,469,012,000	3,261,438,000		2,383,246,000
Commitments and contingencies
Equity:
Member's equity	1,494,477,000	1,479,175,000		1,144,100,000
Retained earnings	404,777,000	349,654,000		513,292,000
Accumulated other comprehensive loss	(23,307,000)	(24,770,000)		(26,876,000)
Total PBF Holding Company LLC equity	1,875,947,000	1,804,059,000		1,630,516,000
Noncontrolling interest	12,720,000	17,225,000		0
Total equity	1,888,667,000	1,821,284,000		1,630,516,000	1,772,153,000	1,751,654,000
Total liabilities and equity	6,357,679,000	5,082,722,000		4,013,762,000
Issuer [Member]
Current assets:
Cash and cash equivalents	456,179,000	882,820,000	361,037,000	185,381,000	76,179,000	241,926,000
Accounts receivable	636,625,000	430,809,000		518,498,000
Accounts receivable - affiliate	21,000	917,000		529,000
Inventories	1,640,072,000	608,646,000		510,947,000
Prepaid expense and other current assets	30,573,000	24,243,000		26,964,000
Due from related parties	23,111,940,000	20,236,649,000		16,189,384,000
Total current assets	25,875,410,000	22,184,084,000		17,431,703,000
Property, plant and equipment, net	34,647,000	25,240,000		68,218,000
Investment in subsidiaries	1,072,153,000	1,740,111,000		2,569,636,000
Investment in equity method investee	0	0
Deferred charges and other assets, net	31,696,000	23,973,000		5,899,000
Due from related party - long term		0
Total assets	27,013,906,000	23,973,408,000		20,075,456,000
Current liabilities:
Accounts payable	234,062,000	196,988,000		235,791,000
Accounts payable	31,746,000	23,949,000		11,600,000
Accrued expenses	1,240,409,000	503,179,000		487,783,000
Current portion of long-term debt		0		0
Deferred tax liabilities	0
Deferred revenue	10,602,000	4,043,000		1,227,000
Due to related parties	21,414,670,000	19,787,807,000		16,924,490,000
Total current liabilities	22,931,489,000	20,515,966,000		17,660,891,000
Delaware Economic Development Authority loan	0	0		0
Long-term debt	1,694,390,000	1,137,980,000		639,579,000
Intercompany notes payable	470,165,000	470,047,000		122,264,000
Deferred tax liabilities	0	0
Other long-term liabilities	29,195,000	28,131,000		22,206,000
Due to related party - long term		0
Total liabilities	25,125,239,000	22,152,124,000		18,444,940,000
Commitments and contingencies
Equity:
Member's equity	1,494,477,000	1,479,175,000		1,144,100,000
Retained earnings	404,777,000	349,654,000		513,292,000
Accumulated other comprehensive loss	(23,307,000)	(24,770,000)		(26,876,000)
Total PBF Holding Company LLC equity	1,875,947,000	1,804,059,000
Noncontrolling interest	12,720,000	17,225,000		0
Total equity	1,888,667,000	1,821,284,000		1,630,516,000
Total liabilities and equity	27,013,906,000	23,973,408,000		20,075,456,000
Guarantors Subsidiaries [Member]
Current assets:
Cash and cash equivalents	20,531,000	6,236,000	3,000	704,000	791,000	12,365,000
Accounts receivable	7,362,000	11,057,000		26,238,000
Accounts receivable - affiliate	0	2,521,000		2,694,000
Inventories	0	363,151,000		435,924,000
Prepaid expense and other current assets	22,026,000	9,074,000		5,193,000
Due from related parties	21,567,312,000	20,547,503,000		18,805,509,000
Total current assets	21,617,231,000	20,939,542,000		19,276,262,000
Property, plant and equipment, net	2,303,359,000	1,960,066,000		1,683,294,000
Investment in subsidiaries	605,169,000	143,349,000		0
Investment in equity method investee	0	0
Deferred charges and other assets, net	416,062,000	265,240,000		292,990,000
Due from related party - long term		0
Total assets	24,941,821,000	23,308,197,000		21,252,546,000
Current liabilities:
Accounts payable	133,195,000	113,564,000		92,984,000
Accounts payable	0	0		30,000
Accrued expenses	160,036,000	495,842,000		450,856,000
Current portion of long-term debt		0		0
Deferred tax liabilities	0
Deferred revenue	0	0		0
Due to related parties	23,247,282,000	21,026,310,000		18,151,095,000
Total current liabilities	23,540,513,000	21,635,716,000		18,694,965,000
Delaware Economic Development Authority loan	4,000,000	4,000,000		8,000,000
Long-term debt	44,219,000	31,717,000		36,451,000
Intercompany notes payable	0	0		0
Deferred tax liabilities	0	0
Other long-term liabilities	176,821,000	41,693,000		40,546,000
Due to related party - long term		20,577,000
Total liabilities	23,765,553,000	21,733,703,000		18,779,962,000
Commitments and contingencies
Equity:
Member's equity	1,733,830,000	1,062,717,000		749,278,000
Retained earnings	(562,045,000)	502,788,000		1,731,694,000
Accumulated other comprehensive loss	(8,237,000)	(8,236,000)		(8,388,000)
Total PBF Holding Company LLC equity	1,163,548,000	1,557,269,000
Noncontrolling interest	12,720,000	17,225,000		0
Total equity	1,176,268,000	1,574,494,000		2,472,584,000
Total liabilities and equity	24,941,821,000	23,308,197,000		21,252,546,000
Non-Guarantor Subsidiaries [Member]
Current assets:
Cash and cash equivalents	44,534,000	28,968,000	10,231,000	34,334,000	0	0
Accounts receivable	5,670,000	12,893,000		6,533,000
Accounts receivable - affiliate	3,020,000	0		0
Inventories	205,523,000	202,475,000		155,390,000
Prepaid expense and other current assets	2,491,000	384,000		0
Due from related parties	4,215,051,000	3,262,382,000		1,607,878,000
Total current assets	4,476,289,000	3,507,102,000		1,804,135,000
Property, plant and equipment, net	321,377,000	225,784,000		54,548,000
Investment in subsidiaries	0	0		0
Investment in equity method investee	176,267,000	0
Deferred charges and other assets, net	1,513,000	1,500,000		1,500,000
Due from related party - long term		20,577,000
Total assets	4,975,446,000	3,754,963,000		1,860,183,000
Current liabilities:
Accounts payable	2,441,000	7,566,000		8,423,000
Accounts payable	0	0		0
Accrued expenses	121,043,000	118,414,000		191,331,000
Current portion of long-term debt		0		0
Deferred tax liabilities	27,989,000
Deferred revenue	1,470,000	0		0
Due to related parties	4,232,351,000	3,232,417,000		1,527,186,000
Total current liabilities	4,385,294,000	3,358,397,000		1,726,940,000
Delaware Economic Development Authority loan	0	0		0
Long-term debt	55,758,000	67,023,000		36,191,000
Intercompany notes payable	0	0		0
Deferred tax liabilities	25,721,000	20,577,000
Other long-term liabilities	7,619,000	0		0
Due to related party - long term		0
Total liabilities	4,474,392,000	3,445,997,000		1,763,131,000
Commitments and contingencies
Equity:
Member's equity	433,421,000	182,696,000		44,346,000
Retained earnings	67,633,000	126,270,000		52,706,000
Accumulated other comprehensive loss	0	0		0
Total PBF Holding Company LLC equity	501,054,000	308,966,000
Noncontrolling interest	0	0		0
Total equity	501,054,000	308,966,000		97,052,000
Total liabilities and equity	4,975,446,000	3,754,963,000		1,860,183,000
Combining and Consolidated Adjustments [Member]
Current assets:
Cash and cash equivalents	(1,869,000)	(3,275,000)	$ (1,850,000)	(2,016,000)	$ 0	$ 0
Accounts receivable	0	0		0
Accounts receivable - affiliate	0	0		0
Inventories	0	0		0
Prepaid expense and other current assets	0	0		0
Due from related parties	(48,894,303,000)	(44,046,534,000)		(36,602,771,000)
Total current assets	(48,896,172,000)	(44,049,809,000)		(36,604,787,000)
Property, plant and equipment, net	0	0		0
Investment in subsidiaries	(1,677,322,000)	(1,883,460,000)		(2,569,636,000)
Investment in equity method investee	0	0
Deferred charges and other assets, net	0	0		0
Due from related party - long term		(20,577,000)
Total assets	(50,573,494,000)	(45,953,846,000)		(39,174,423,000)
Current liabilities:
Accounts payable	(1,869,000)	(3,275,000)		(2,016,000)
Accounts payable	0	0		0
Accrued expenses	0	0		0
Current portion of long-term debt		0		0
Deferred tax liabilities	0
Deferred revenue	0	0		0
Due to related parties	(48,894,303,000)	(44,046,534,000)		(36,602,771,000)
Total current liabilities	(48,896,172,000)	(44,049,809,000)		(36,604,787,000)
Delaware Economic Development Authority loan	0	0		0
Long-term debt	0	0		0
Intercompany notes payable	0	0		0
Deferred tax liabilities	0	0
Other long-term liabilities	0	0		0
Due to related party - long term		(20,577,000)
Total liabilities	(48,896,172,000)	(44,070,386,000)		(36,604,787,000)
Commitments and contingencies
Equity:
Member's equity	(2,167,251,000)	(1,245,413,000)		(793,624,000)
Retained earnings	494,412,000	(629,058,000)		(1,784,400,000)
Accumulated other comprehensive loss	8,237,000	8,236,000		8,388,000
Total PBF Holding Company LLC equity	(1,664,602,000)	(1,866,235,000)
Noncontrolling interest	(12,720,000)	(17,225,000)		0
Total equity	(1,677,322,000)	(1,883,460,000)		(2,569,636,000)
Total liabilities and equity	$ (50,573,494,000)	$ (45,953,846,000)		$ (39,174,423,000)